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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CORUS BANKSHARES, INC.
            ------------------------------------------
Address:    3959 N. LINCOLN AVE.
            ------------------------------------------
            CHICAGO, IL 60613
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-10052
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael E. Dulberg
          --------------------------------------------------
Title:    First Vice President and Chief Accounting Officer
          --------------------------------------------------
Phone:    773-832-3473
          --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg             Chicago, IL                February 10, 2003
----------------------  -----------------------------------   -----------------
[Signature]                       [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                              -----------------------

Form 13F Information Table Entry Total:            33
                                              -----------------------

Form 13F Information Table Value Total:      $147,845
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:              None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                                                     FORM 13F INFORMATION TABLE

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COLUMN 1                           COLUMN 2    COLUMN 3   COLUMN 4   COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
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NAMES OF                           TITLE OF                VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
 ISSUER                             CLASS        CUSIP    [x$1000]  PRN AMT  PRN  CALL  DISCRETION   MANAGERS  SOLE   SHARED   NONE
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AMCORE FINL INC                 COMMON SHARES   023912108    3,092   142,500 SH         SOLE                  142,500
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AMSOUTH BANCORPORATION          COMMON SHARES   032165102    8,948   466,015 SH         SOLE                  466,015
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ASSOCIATED BANC CORP            COMMON SHARES   045487105    2,742    80,786 SH         SOLE                   80,786
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BANK OF AMERICA CORPORATION     COMMON SHARES   060505104    6,948    99,873 SH         SOLE                   99,873
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BANK NEW YORK INC               COMMON SHARES   064057102    2,396   100,000 SH         SOLE                  100,000
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BANK ONE CORP                   COMMON SHARES   06423A103    5,033   137,700 SH         SOLE                  137,700
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BANKNORTH GROUP INC NEW         COMMON SHARES   06646R107    2,034    90,000 SH         SOLE                   90,000
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CHARTER ONE FINL INC            COMMON SHARES   160903100    9,726   338,538 SH         SOLE                  338,538
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CITIGROUP INC                   COMMON SHARES   172967101    7,918   225,000 SH         SOLE                  225,000
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COMERICA INC                    COMMON SHARES   200340107   10,434   241,300 SH         SOLE                  241,300
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COMMERCE BANCSHARES INC         COMMON SHARES   200525103    1,066    27,135 SH         SOLE                   27,135
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COMPASS BANCSHARES INC          COMMON SHARES   20449H109    3,401   108,750 SH         SOLE                  108,750
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FIDELITY BANCORP INC DEL        COMMON SHARES   31583B105    2,475    82,500 SH         SOLE                   82,500
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1ST SOURCE CORP                 COMMON SHARES   336901103      318    18,992 SH         SOLE                   18,992
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FIRST VA BANKS INC              COMMON SHARES   337477103      997    26,775 SH         SOLE                   26,775
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FLEETBOSTON FINL CORP           COMMON SHARES   339030108   10,302   423,960 SH         SOLE                  423,960
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HIBERNIA CORP                   COMMON SHARES   428656102    2,970   154,200 SH         SOLE                  154,200
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JP MORGAN CHASE & CO            COMMON SHARES   46625H100    7,658   319,100 SH         SOLE                  319,100
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MAF BANCORP INC                 COMMON SHARES   55261R108    7,076   208,125 SH         SOLE                  208,125
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MELLON FINL CORP                COMMON SHARES   58551A108    2,611   100,000 SH         SOLE                  100,000
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MERCANTILE BANKSHARES CORP      COMMON SHARES   587405101    2,258    58,500 SH         SOLE                   58,500
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MERRILL LYNCH & CO INC          COMMON SHARES   590188108    5,009   132,000 SH         SOLE                  132,000
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MORGAN STANLEY DEAN WITTER&CO   COMMON SHARES   617446448    3,274    82,000 SH         SOLE                   82,000
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NATIONAL CITY CORP              COMMON SHARES   635405103    2,036    74,520 SH         SOLE                   74,520
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OLD SECOND BANCORP INC ILL      COMMON SHARES   680277100   10,175   275,000 SH         SOLE                  275,000
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PROVIDENT BANCSHARES CORP       COMMON SHARES   743859100    1,011    43,758 SH         SOLE                   43,758
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SOUTHTRUST CORP                 COMMON SHARES   844730101    4,868   195,900 SH         SOLE                  195,900
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SUNTRUST BKS INC                COMMON SHARES   867914103    2,732    48,000 SH         SOLE                   48,000
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TRAVELERS PPTY CAS CORP NEW     COMMON SHARES   89420G109      142     9,720 SH         SOLE                    9,720
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TRAVELERS PPTY CAS CORP NEW     COMMON SHARES   89420G406      293    19,973 SH         SOLE                   19,973
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U S BANCORP DEL                 COMMON SHARES   902973304    5,705   268,871 SH         SOLE                  268,871
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UNION PLANTERS CORP             COMMON SHARES   908068109    4,040   143,555 SH         SOLE                  143,555
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WACHOVIA CORP 2ND NEW           COMMON SHARES   929903102    8,157   223,840 SH         SOLE                  223,840
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